Income Tax Expense - Additional Information (Details) - USD ($) $ in Millions	Dec. 27, 2024	Jun. 28, 2024	Jun. 27, 2024	Jun. 30, 2023	Jul. 01, 2022	Jul. 02, 2021
Income Tax Expense [Line Items]
Unrecognized tax benefits	$ 60	$ 47	$ 47
Penalties and interest accrued on unrecognized tax benefits	$ 6	9
The Flash Business of Western Digital Corporation [Member]
Income Tax Expense [Line Items]
Unrecognized tax benefits		47		$ 25	$ 17	$ 11
Penalties and interest accrued on unrecognized tax benefits		9		5	5
NOL Carryforward Amount		0
The Flash Business of Western Digital Corporation [Member] | Business Payables [Member]
Income Tax Expense [Line Items]
Penalties and interest accrued on unrecognized tax benefits		$ 56		$ 30	$ 22